Earnings per share (Details) - Schedule of computation of basic and diluted earnings per share - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of computation of basic and diluted earnings per share [Abstract]
Net income/(loss) (in Dollars)	$ (12,599)	$ 10,807	$ 9,228
Less: Income attributable to preferred shareholders		(377)
Net income/(loss) available to common shareholders (in Dollars)	$ (12,599)	$ 10,430	$ 9,228
Weighted-average shares outstanding – basic	44,737	21,118	20,217
Basic earnings/(loss) per share (in Dollars per share)	$ (0.28)	$ 0.49	$ 0.46
Numerator for diluted earnings per share
Net income available to common shareholders (in Dollars)	$ (12,599)	$ 10,430	$ 9,228
Basic weighted-average common shares outstanding	44,737	21,118	20,217
Add: Dilutive impact of options in the money		4
Weighted-average shares outstanding for diluted earnings per share	44,737	21,122	20,217
Diluted earnings/(loss) per share (in Dollars per share)	$ (0.28)	$ 0.49	$ 0.46